Note 21	12 Months Ended
Dec. 31, 2022
Non-current assets or disposal groups classified as held for sale or as held for distribution to owners [abstract]
Disclosure of non current assets and liabilities and disposal groups classified as held for sale [Text Block]	Non-current assets and disposal groups classified as held for sale and liabilities included in disposal groups classified as held for sale
The composition of the balances under the headings “Non-current assets and disposal groups classified as held for sale” and “liabilities included in disposal groups classified as held for sale” in the consolidated balance sheets, broken down by the origin of the assets, is as follows:

Non-current assets and disposal groups classified as held for sale and liabilities included in disposal groups classified as held for sale. Breakdown by items (Millions of Euros)
	2022	2021	2020
ASSETS
Foreclosures and recoveries	1,070	1,218	1,398
Other assets from tangible assets (1)	1,063	563	480
Companies held for sale (2)	40	41	84,792
Accrued amortization (3)	(93)	(112)	(89)
Impairment losses (1)	(1,057)	(650)	(594)
Total	1,022	1,061	85,987
LIABILITIES
Companies held for sale (2)	—	—	75,446
Total	—	—	75,446
(1) The variation in 2022 corresponds mainly to the reclassification of offices previously in own use and now closed after the closing of the transaction with Merlin Properties (see Note 17). In 2021, it includes the reclassification of owned offices and facilities from "tangible assets" to "non-current assets and disposal groups classified as held for sale" and the adjustments due to the closing of the owned offices and the decommissioning of facilities after the agreement with the union representatives on the collective layoff procedure proposed for Banco Bilbao Vizcaya Argentaria, S.A. in Spain (see Notes 24 and 50).
(2) It includes mainly BBVA’s stake in BBVA USA in 2020 (see Note 3).
(3) Corresponds to the accumulated depreciation of assets before their classification as "Non-current assets and disposal groups classified as held for sale".
Assets and liabilities from discontinued operations
As mentioned in Note 3, in 2020 the agreement for the sale of the BBVA subsidiary in the United States was announced, which sale was completed on June 1, 2021. The assets and liabilities corresponding to the 37 companies sold were reclassified to the headings “Non-current assets and disposal groups classified as held for sale” and “Liabilities included in disposal groups classified as held for sale” of the consolidated balance sheet as of December 31, 2020, and the earnings from these companies for the first five months of 2021 and the earnings for the year ended December 31, 2020 were classified under the heading "Profit (loss) after tax from discontinued operations" of the consolidated income statements.
The condensed consolidated balance sheets as of December 31, 2021 and 2020, and the condensed consolidated income statements and condensed consolidated statements of cash flow of the companies held for sale in the United States the first five months of 2021 and for the year 2020 are provided below:
Condensed consolidated balance sheets of companies sold in the United States

CONDENSED CONSOLIDATED BALANCE SHEETS (Millions of Euros)
	2021	2020
Cash, cash balances at central banks and other demand deposits	—	11,368
Financial assets held for trading	—	821
Non-trading financial assets mandatorily at fair value through profit or loss	—	13
Financial assets at fair value through other comprehensive income	—	4,974
Financial assets at amortized cost	—	61,558
Derivatives - Hedge accounting	—	9
Tangible assets	—	799
Intangible assets	—	1,949
Tax assets	—	360
Other assets	—	1,390
Non-current assets and disposal groups classified as held for sale	—	16
TOTAL ASSETS	—	83,257
Financial liabilities held for trading	—	98
Financial liabilities at amortized cost	—	73,132
Derivatives - Hedge accounting	—	2
Provisions	—	157
Tax liabilities	—	201
Other liabilities	—	492
TOTAL LIABILITIES	—	74,082
Actuarial gains (losses) on defined benefit pension plans	—	(66)
Hedge of net investments in foreign operations (effective portion)	—	(432)
Foreign currency translation	—	801
Hedging derivatives. Cash flow hedges (effective portion)	—	250
Fair value changes of debt instruments measured at fair value through other comprehensive income	—	70
ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)	—	622
Condensed consolidated income statements of companies sold in the United States

CONDENSED CONSOLIDATED INCOME STATEMENTS (Millions of Euros)
	2021 ⁽¹⁾	2020
Interest and other income	974	2,638
Interest expense	(53)	(429)
NET INTEREST INCOME	921	2,209
Dividend income	2	4
Fee and commission income	285	677
Fee and commission expense	(86)	(183)
Gains (losses) on derecognition of financial assets and liabilities not measured at fair value through profit or loss, net	(4)	19
Gains (losses) on financial assets and liabilities held for trading, net	26	90
Gains (losses) on non-trading financial assets mandatorily at fair value through profit or loss, net	2	8
Gains (losses) on financial assets and liabilities designated at fair value through profit or loss, net	2	5
Gains (losses) from hedge accounting, net	(1)	4
Exchange differences, net	5	19
Other operating income	9	19
Other operating expense	(30)	(63)
GROSS INCOME	1,132	2,808
Administration costs	(661)	(1,462)
Depreciation and amortization	(80)	(205)
Provisions or reversal of provisions	4	2
Impairment or reversal of impairment on financial assets not measured at fair value through profit or loss or net gains by modification	(66)	(729)
NET OPERATING INCOME	330	413
Impairment or reversal of impairment on non-financial assets	—	(2,084)
Gains (losses) on derecognition of non-financial assets and subsidiaries, net	(2)	(3)
Gains (losses) from non-current assets and disposal groups classified as held for sale not qualifying as discontinued operations	3	2
PROFIT (LOSS) BEFORE TAX	330	(1,671)
Tax expense or income related to profit or loss	(80)	(57)
PROFIT (LOSS) AFTER TAX	250	(1,729)
Profit (loss) after tax from the sale	29	—
PROFIT (LOSS) FOR THE PERIOD	280	(1,729)
ATTRIBUTABLE TO MINORITY INTEREST (NON-CONTROLLING INTEREST)	—	—
ATTRIBUTABLE TO OWNERS OF THE PARENT (2)	280	(1,729)
(1) Corresponds to the first five months of 2021 (See Note 3).
(2) Cumulative profit net of taxes earned and recognized by BBVA Group in relation to the sale of BBVA USA Bancshares was €582 million, corresponding to the results generated by the entities within the scope of the sale agreement from the date of the agreement to the closing date of the agreement, plus the profit after tax on the sale as of the closing.

Condensed consolidated statements of cash flows of companies sold in the United States

CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (Millions of Euros)
	2021 ⁽¹⁾	2020
A) CASH FLOWS FROM OPERATING ACTIVITIES	62	6,874
B) CASH FLOWS FROM INVESTING ACTIVITIES	(34)	(145)
C) CASH FLOWS FROM FINANCING ACTIVITIES	(26)	(65)
D) EFFECT OF EXCHANGE RATE CHANGES	60	(974)
INCREASE (DECREASE) NET CASH AND CASH EQUIVALENTS (A+B+C+D)	62	5,690
(1) Corresponds to the first five months of 2021 (See Note 3).
Effects of disposal on the financial position of the Group

EFFECT OF DISPOSAL ON THE FINANCIAL POSITION OF THE GROUP (Millions of Euros)
June 2021
Cash, cash balances at central banks and other demand deposits	(11,476)
Financial assets held for trading	(638)
Non-trading financial assets mandatorily at fair value through profit or loss	(15)
Financial assets at fair value through other comprehensive income	(4,620)
Financial assets at amortized cost	(61,440)
Derivatives - Hedge accounting	(8)
Tangible assets	(788)
Intangible assets	(1,938)
Tax assets	(349)
Other assets	(1,439)
Non-current assets and disposal groups classified as held for sale	(10)
Total assets	(82,720)
Financial liabilities held for trading	129
Financial liabilities at amortized cost	72,357
Provisions	156
Tax liabilities	207
Other liabilities	491
Total liabilities	73,341
Total net assets/liabilities	(9,378)

EFFECT ON NET CASH OUTFLOWS FROM DISCONTINUED OPERATIONS - USA (Millions of Euros)
June 2021
Consideration received satisfied in cash	9,512
Cash and cash equivalents disposed of	(11,476)
Total net cash outflows from discontinued operations - USA	(1,964)

EFFECT OF THE MOST SIGNIFICANT SALES OF NON-CURRENT ASSETS HELD FOR SALE OF THE BBVA GROUP REFLECTED IN THE CONSOLIDATED STATEMENT OF CASH FLOWS (Millions of Euros)
December 2021
Consideration received satisfied in cash - USA	9,512
Consideration received satisfied in cash - Divarian	513
Consideration received satisfied in cash - Paraguay	210
Other collections from non-current assets and liabilities for sale	435
Total cash received from non-current assets and liabilities for sale	10,670
Non-current assets and disposal groups classified as held for sale
The changes in the balances of “Non-current assets and disposal groups classified as held for sale” in 2022, 2021 and 2020, are as follows:

Non-current assets and disposal groups classified as held for sale (Millions of Euros)
	Notes	Foreclosed assets			Property, Plant and Equipment (1)			Companies held for sale (2)			Total
Cost (a)		2022	2021	2020	2022	2021	2020	2022	2021	2020	2022	2021	2020
Balance at the beginning		1,218	1,398	1,648	452	391	258	41	84,792	1,716	1,711	86,581	3,622
Additions		211	245	285	1	—	—	2	522	83,266	214	768	83,551
Contributions from merger transactions		—	—	—	592	—	—	—	—	—	592	—	—
Retirements (sales and other decreases)		(353)	(298)	(288)	(110)	(39)	(45)	(2)	(83,172)	(190)	(465)	(83,509)	(523)
Transfers, other movements and exchange differences (2)		(6)	(127)	(228)	35	100	180	(2)	(2,100)	—	27	(2,128)	(48)
Disposals by companies held for sale		—	—	(19)	—	—	(2)			—	—	—	(21)
Balance at the end		1,070	1,218	1,398	970	452	391	39	41	84,792	2,078	1,711	86,581

Impairment (b)
Balance at the beginning		381	386	411	269	208	132	—	—	—	650	594	543
Additions	50	64	36	74	158	62	29	—	—	—	221	97	103
Additions transfer to discontinued operations		—	—	—	—	—	—	—	—	—	—	—	—
Contributions from merger transactions		—	—	—	—	—	—	—	—	—	—	—	—
Retirements (sales and other decreases)		(102)	(65)	(56)	(46)	(13)	(13)	—	—	—	(148)	(78)	(69)
Other movements and exchange differences		13	24	(42)	320	12	60	—	—	—	333	36	18
Disposals by companies held for sale		—	—	(1)	—	—	—	—	—	—	—	—	(1)
Balance at the end		356	381	386	701	269	208	—	—	—	1,057	650	594
Balance at the end of net carrying value (a)-(b)		714	837	1,012	269	183	183	39	41	84,792	1,022	1,061	85,987
(1) Net of accumulated amortization until assets were reclassified as “Non-current assets and disposal groups classified as held for sale”.
(2) In 2020, the variation corresponds mainly to the USA Sale agreement of BBVA USA (see Note 3).
As indicated in Note 2.2.4, “Non-current assets and disposal groups held for sale” and “Liabilities included in disposal groups classified as held for sale” are valued at the lower amount between its fair value less costs to sell and its carrying amount. As of December 31, 2022, 2021 and 2020 practically all of the carrying amount of the assets recorded at fair value on a non-recurring basis equals their fair value.
Assets from foreclosures or recoveries
As of December 31, 2022, 2021 and 2020, assets from foreclosures and recoveries, net of impairment losses, by nature of the asset, amounted to €478 million, €608 million and €747 million in assets for residential use; €199 million, €202 million and €215 million in assets for tertiary use (industrial, commercial or office) and €34 million, €19 million and €21 million in assets for agricultural use, respectively.
As of December 31, 2022, 2021 and 2020, the average sale time of assets from foreclosures or recoveries was between 2 and 3 years.
During the years 2022, 2021 and 2020, some of the sale transactions for these assets were financed by Group companies. The amount of loans granted to the buyers of these assets in those years amounted to €43 million, €62 million and €78 million, respectively; with an average financing of 37% of the sales price during 2022.
As of December 31, 2022, 2021 and 2020, the amount of the profits arising from the sale of assets financed by Group companies that are not recognized in the consolidated income statement is not significant.